UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22888

Wildermuth Fund

(Exact name of registrant as specified in charter)

3948 3rd Street South, #89, Jacksonville Beach, FL	32250
(Address of principal executive offices)	(Zip code)

BW Asset Management, Ltd.

Strathvale House, 3rd Floor

P.O. Box 30847

90 North Church Street

George Town, Grand Cayman, KY1-1204, Cayman Islands

(Name and address of agent for service)

With Copies To:

Karen A. Aspinall

Practus, LLP

11300 Tomahawk Creek Pkwy, Ste. 310

Leawood, KS 66211

Registrant’s telephone number, including area code: (345) 743-8800

Date of fiscal year end: 03/31/2025

Date of reporting period: 09/30/2024

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Wildermuth Fund (the “Fund”) for the period ended September 30, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

September 30, 2024

WWW.WILDERMUTHFUND.COM • 1-888-445-6032 •

Wildermuth Fund

Wildermuth Fund

Portfolio Review

September 30, 2024 (Unaudited)

The Fund’s performance figures* for each of the periods ended September 30, 2024, compared to its benchmarks:

	One Year	Three Years	Five Years	Annualized Since Inception[1]
Class I2	(50.00)%	(30.51)%	(17.88)%	(10.66)%
S&P 500® Total Return Index***	36.35%	11.90%	15.96%	14.58%
S&P SmallCap 600 Index**	25.86%	3.99%	10.20%	8.83%

1The Class I inception date was April 28, 2017.

2On August 14, 2023, Class A and Class C shares were converted into Class I Shares.

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Class I has a total annual operating expense of 4.28%, per the prospectus supplement dated August 1, 2023 to the prospectus dated July 29, 2022.

**The S&P SmallCap 600 is an index of small-cap stocks managed by Standard & Poor’s. It tracks a broad range of small-sized companies that meet specific liquidity and stability requirements. Investors cannot invest directly in an index.

***The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Wildermuth Fund

Portfolio Review - Continued

September 30, 2024 (Unaudited)

Please refer to the Schedule of Investments in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

Holdings by type of Investment	% of Net Assets
Commodity & Natural Resource investments	9.48%
Direct Private Equity	102.23%
Direct Real Estate	5.12%
Hedge Fund	0.00%
Private Equity Debt	11.69%
Private Equity Funds	4.08%
Private Real Estate Investments	6.14%
Public Non-Traded Real Estate Investment Debt	0.27%
Short-Term Investment	0.48%
Warrants	2.17%
Other Assets and Liabilities	(41.66)%
100.00%

Wildermuth Fund

Portfolio Composition

September 30, 2024 (Unaudited)

Country of Investment	Value	% of Net Assets
Ireland	14,047,614	38.65%
Luxembourg	1,082,566	2.98%
New Zealand	1,451,790	3.99%
United States	34,912,545	96.04%
Other Assets & Liabilities, net	(15,143,112)	(41.66)%
	37,355,053	100.00%

Wildermuth Fund

Schedule of Investments

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Interests, Shares, Principal, Amount, or Units		Fair Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 9.48%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)(e)	$986,330
1,976,034	Catalyst Resources, LLC(a)(b)(c)(e)(f)	720,496
182	Midcon Holdco Partners, LLC(a)(b)(c)(e)	88,981
2,066,031	Thunder Investment Partners, LLC(a)(c)(d)(e)(f)	1,650,369
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $5,196,234)	$3,446,176

	DIRECT PRIVATE EQUITY — 102.23%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	$174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(f)	1,520,042
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)(f)	4,894,000
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)(f)	921,000
763,283	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)(f)	4,854,000
56,180	Clear Guide Medical, Inc. - Series A-4 Preferred Stock(a)(b)(c)(d)(e)(f)	510,000
157,563	Clear Guide Medical, Inc. - Series A-5 Preferred Stock(a)(b)(c)(d)(e)(f)	1,513,000
2,378,888	Clearsense, LLC - Common Shares(a)(b)(c)(d)(e)(f)	308,000
2,074,115	DSI Digital, LLC - Common Units(a)(b)(c)(d)(e)(f)	—
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)(f)	—
1,690	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)(f)	4,324,396
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)(f)	1,374,000
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)(f)	2,897,000
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)(f)	—
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)(f)	—
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)(f)	—
7,627,254	Waratek, Ltd. - Common Shares(a)(b)(c)(d)(e)(f)	7,797,468
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)(f)	2,651,465
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)(f)	3,423,277
426,036	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)(f)	—
	TOTAL DIRECT PRIVATE EQUITY (Cost $49,734,959)	$37,162,647

	DIRECT REAL ESTATE — 5.12%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	$1,320,906
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(c)(d)(e)(f)	539,552
	TOTAL DIRECT REAL ESTATE (Cost 2,110,330)	$1,860,458

	HEDGE FUND — 0.00%
—	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(g)(h)	—
	TOTAL HEDGE FUND (Cost $994,053)	—

Wildermuth Fund

Schedule of Investments - Continued

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Interests, Shares, Principal, Amount, or Units		Fair Value
	PRIVATE EQUITY DEBT — 11.69%
6,015,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/31/2025(a)(b)(c)(d)(e)(f)(i)	$—
715,001	DSI Digital, LLC - Promissory Note,(a)(c)(d)(e)(f)	733,972
301,700	Reach Enterprises, Inc. - Convertible Note, 8.00%, 6/27/2025(a)(b)(c)(d)(e)(f)(i)	256,384
6,638,250	Reach Enterprises, Inc. - Convertible Note, 8.00%, 9/30/2024(a)(b)(c)(d)(e)(f)(i)	250,000
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023(a)(b)(c)(d)(e)(f)(i)(j)	—
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 12/31/2024(a)(b)(c)(d)(e)(f)(i)	854,624
250,000	Sequin, Inc. - Promissory Note, 12.00%, 12/31/2025(a)(c)(d)(e)(f)	81,760
400,000	Sequin, Inc. - Convertible Note, 12.00%, 12/31/2025(a)(b)(c)(d)(e)(f)(i)	147,380
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2024(a)(b)(c)(e)(f)(i)	1,451,790
4,436,896	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 6/30/2023(a)(c)(d)(e)(f)(j)	471,919
	TOTAL PRIVATE EQUITY DEBT (Cost $24,963,306)	$4,247,829

	PRIVATE EQUITY FUNDS — 4.08%
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(e)(g)(h)	$1,082,566
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(c)(g)(h)	106,778
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(f)(g)	291,946
—	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)(h)	—
	TOTAL PRIVATE EQUITY FUNDS (Cost $1,394,479)	$1,481,290

	PRIVATE REAL ESTATE INVESTMENTS — 6.14%
92,075	ARCTRUST, Inc.(a)(c)(g)	$951,341
—	Cygnus Property Fund V, LLC(a)(c)(g)	22,605
—	Harbert Seniors Housing Fund I LP(a)(b)(c)(g)	785,938
56	Shopoff Land Fund III LP(a)(b)(c)(g)	50,680
—	Walton Street Real Estate Fund VIII LP(a)(b)(c)(g)	420,106
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $2,160,595)	$2,230,670

	PUBLIC REAL ESTATE INVESTMENT DEBT — 0.27%
99,866	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(c)(e)	$99,867
	PUBLIC REAL ESTATE INVESTMENT DEBT (Cost $99,865)	$99,867

	WARRANTS — 0.48%
1,168,527	DSI Digital, LLC, Exercise Price $0.01, Expiration Date 3/29/2025(a)(b)(c)(d)(e)(f)	$—
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028(a)(b)(c)(e)(f)	—
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026(a)(b)(c)(d)(e)(f)	—
172,792	Waratek, Ltd., Exercise Price $0.01 Euro, Expiration Date 1/22/2028(a)(b)(c)(d)(e)(f)	175,403
	TOTAL WARRANTS (Cost $0)	$175,403

Wildermuth Fund

Schedule of Investments - Continued

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.17%
790,175	Fidelity Institutional Government Portfolio - Institutional Class, 4.83%(k)	$790,175
	TOTAL SHORT—TERM INVESTMENT (Cost $790,175)	$790,175

	TOTAL INVESTMENTS (Cost $87,443,996) — 141.66%	51,494,515
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET — (41.66)%	(15,143,112)
	NET ASSETS — 100%	$36,351,403

(a)Illiquid Security. As of September 30, 2024 these securities amounted to $50,704,340 representing 139.48% of total net assets.

(b)Non-income Producing.

(c)Restricted Security. As of September 30, 2024 these securities amounted to $50,704,340 representing 139.48% of total net assets. Please refer to Note 7, Investments in Restricted Securities, in the Notes to the Financial Statements.

(d)Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Notes to the Financial Statements.

(e)Level 3 security in accordance with fair value hierarchy.

(f)Security fair valued using method determined in good faith by the Valuation Designee designated by the Board of Trustees. As of September 30, 2024 these securities amounted to $44,613,243 representing 122.73% of total net assets.

(g)Private Fund. As of September 30, 2024 these securities amounted to $3,711,960 representing 10.21% of total net assets.

(h)Private Investment Company. As of September 30, 2024 these securities amounted to $1,189,344 representing 3.27% of total net assets.

(i)Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(j)Security is in default.

(k)Rate shown represents the 7-day effective yield at Septrember 30, 2024, is subject to change and resets daily.

\

LLC - Limited Liability Company

LP - Limited Partnership

SLP - Special Limited Partnership

Wildermuth Fund

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Assets:
Unaffiliated Investments, at fair value (cost $16,878,587)	$15,444,546
Affiliated Investments, at fair value (cost $70,565,409)	36,049,969
Total Investments, at value (cost $87,443,996)	$51,494,515
Deposits at broker for options written and securities sold short
Receivables:
Due from Adviser(1)	72,936
Dividends and interest	181,838
Prepaid income taxes	855,215
Prepaid expenses	142,186
Total assets	$52,746,690

Liabilities:
Payables:
Due to adviser(2)	1,028,692
Professional fees	601,896
Due to administrator	38,727
Due to transfer agent	71,824
Accrued expenses	115,779
Accrued Trustee fees	39,722
Line of credit	14,498,647
Total liabilities	$16,395,287
Commitments and contingencies (Note 10)	—

Net Assets	$36,351,403

Sources of Net Assets:
Paid-in capital	$68,572,596
Total distributable earnings (loss), net of taxes	(32,221,193)
Total Net Assets	$36,351,403

Class I Shares:
Net Assets	$36,351,403
Shares of beneficial interest issued and authorized(3)	8,281,294
Net Asset Value, Offering and Redemption Price Per Share	$4.39
(1)	Due from prior investment advisor, Wildermuth Advisory LLC.
(2)	Fees due to current advisor, BWAM.
(3)	Sales of the Fund’s shares were suspended effective June 22, 2023. The Fund’s quarterly repurchase offers were also suspended effective June 29, 2023. In addition, the Fund did not renew its registration statement with the Securities and Exchange Commission by the required deadline of July 29, 2023 which was 120 days from the Fund’s last fiscal year end. As such, the Fund is not authorized to offer shares to the public.

Wildermuth Fund

Statement of Operations

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended September 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $6,360)	$62,738
Dividends from affiliates (Note 10)	4,160
Other loss from affiliates(1)	(982,347)
Interest	75,408
Total investment income (loss)	(840,041)

Expenses:
Advisory fees	573,017
Interest expense	632,297
Legal fees	305,165
Audit fees	122,000
Accounting and administration fees	105,225
Transfer agent fees	99,538
Trustee fees and expenses	79,722
Insurance	35,414
Compliance officer fees	34,287
Chief financial officer fees	33,141
Reports to shareholders	26,264
Registration and filing fees	10,295
Miscellaneous	8,832
Custodian fees	6,708
Pricing fees	4,346
Total expenses	2,076,251

Net investment loss	(2,916,292)

Current Tax Expense:
Current tax expense	—
Net Investment Loss after taxes:
Net investment loss after taxes	(2,916,292)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	(4,268)
Net realized loss on investments	(4,268)
Net change in unrealized depreciation on:
Unaffiliated Investments	(1,285,548)
Affiliated Investments	(3,539,723)
Net change in unrealized depreciation on investments	(4,825,271)

Net realized and unrealized gain (loss) on investments	(4,829,539)

Net increase (decrease) in net assets resulting from operations	$(7,745,831)

(1)Represents a write-down of accrued dividends from LaGrange Senior Living, LLC - Class A Interests, which were deemed uncollectible during the six months ended September 30, 2024.

Wildermuth Fund

Statements of Changes in Net Assets

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(2,916,292)	$(1,738,067)
Net realized gain (loss) on investments	(4,268)	(2,546,011)
Net change in unrealized depreciation on investments	(4,825,271)	(33,191,170)
Net increase (decrease) in net assets resulting from operations	(7,745,831)	(37,475,248)

Distributions to shareholders from:
Return of capital - Class A	—	(282,206)
Return of capital - Class C	—	(162,467)
Return of capital - Institutional Class	—	(399,975)
Total distributions	—	(844,648)

Capital share transactions:
Net proceeds
Class A	—	13,770
Class C	—	—
Class I	—	325,261
Reinvestment of distributions
Class A	—	116,541
Class C	—	89,537
Class I	—	171,320
Cost of shares redeemed
Class A	—	(2,126,657)
Class C	—	(1,061,290)
Class I	—	(1,768,751)
Increase (decrease) in net assets from capital share transactions	—	(4,240,269)

Increase in net assets	(7,745,831)	(42,560,165)

Net Assets:
Beginning of year/period	44,097,234	86,657,399

End of year/period	$36,351,403	$44,097,234

Transactions in shares:
Subscriptions (shares)
Class A	—	1,380
Class C	—	—
Class I	—	28,221
Reinvested distributions (shares)
Class A	—	11,713
Class C	—	9,576
Class I	—	16,996

Wildermuth Fund

Statements of Changes in Net Assets - Continued

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024

	(Unaudited)
Redemptions (shares)
Class A	—	(190,561)
Class C	—	(101,075)
Class I	—	(155,739)
Exchanges (shares)
Class A	—	(2,847,714)
Class C	—	(1,627,076)
Class I	—	4,319,019
Increase (decrease) in net assets from capital share transactions	—	(535,260)

Wildermuth Fund

Statement of Cash Flows

September 30, 2024 (Unaudited)

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended September 30, 2024
(Unaudited)
Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(7,745,831)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of investment securities	(456,700)
Proceeds from sales of investment securities	1,337
Sells of short-term investment securities, net	960,719
Net realized gain on investment securities	4,268
Net unrealized depreciation on investment securities	4,825,271
Return of capital dividends received	143,692

Changes in assets and liabilities:
(Increase) Decrease in assets:
Dividends and interest receivable	948,109
Receivables for securities sold	403,647
Miscellaneous receivable	80,000
Prepaid income taxes	(11,780)
Prepaid expenses	12,661
Increase (Decrease) in liabilities:
Payable for Advisory fees	573,017
Payable for professional fees	204,558
Payable for transfer agent fees and expenses	58,840
Payable for fund accounting and administration fees	(20,733)
Payable for custody fees	1,218
Payable for interest expense	(102,682)
Other accrued expenses	121,695
Net cash provided by operating activities	1,306

Cash flows from financing activities:
Decrease in credit facility	(1,306)
Net cash used for financing activities	(1,306)

Net increase in cash	$—

Cash:
Beginning of period	$—
End of period(1)	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $0.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $632,297.

(1)Cash has been invested into the Fidelity Institutional Government Portfolio and is visible under sells of short-term investments, net.

This page intentionally left blank.

Wildermuth Fund

Financial Highlights

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the year/period indicated.

	For the Six Months Ended September 30, 2024
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$5.32

Investment Operations:
Net investment income (loss), net of taxes(3)	(0.35)
Net realized and unrealized gains (losses) on investments, net of taxes	(0.58)
Total from investment operations	(0.93)

Distributions:
From return of capital	—
From net realized capital gains	—
Total distributions	—

Paid in capital from redemption fees	—

Net Asset Value, End of Year/Period	$4.39

Total Return	(17.48	)%(4)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,351

Ratios of expenses to average net assets:
Gross expenses inclusive of interest, taxes, and extraordinary expenses(7)(8)	7.36	%(9)
Net expenses inclusive of interest, taxes, and extraordinary expenses(7)(10)	7.36	%(9)
Gross expenses exclusive of interest, taxes, and extraordinary expenses(7)(8)	5.12	%(9)
Net expenses exclusive of interest, taxes, and extraordinary expenses(7)(10)	5.12	%(9)

Ratios of net investment income (loss):
Net investment income (loss) to average net assets before taxes(7)(11)	(10.34	)%(9)
Net investment income (loss) to average net assets after taxes(7)(11)	(10.34	)%(9)

Portfolio turnover rate	0	%(4)(12)

Credit Facility
Senior securities, end of period (000’s)	$14,499
Asset coverage, per $1,000 of senior security principal amount	3,638
Asset coverage ratio of senior securities	364%

(1)Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

(2)Redemption fees consisted of per share amounts of less than $0.01.

(3)Per share amounts calculated using the average shares method.

(4)Not annualized.

(5)Total return would have been (1.80)% absent the Capital Contribution from the Prior Investment Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

Wildermuth Fund

Financial Highlights - Continued

The accompanying notes are an integral part of these financial statements.

For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period Ended March 31, 2022(1)		For the Year Ended December 31, 2021	For the Year Ended December 2020(2)		For the Year Ended December 31, 2019

$10.04	$13.80	$13.62		$13.60	$13.91		$12.79

(0.21)	0.04	(0.03)		0.01	(0.09)		(0.06)
(4.41)	(3.46)	0.24		0.90	(0.13)		1.58
(4.62)	(3.42)	0.21		0.91	(0.22)		1.52

(0.10)	(0.22)	(0.03)		(0.11)	—		(0.41)
—	(0.12)	—		(0.78)	(0.09)		—
(0.10)	(0.34)	(0.03)		(0.89)	(0.09)		(0.41)

—	—	—		—	—		(0.01)

$5.32	$10.04	$13.80		$13.62	$13.60		$13.91

(47.13)%	(25.32)%	1.56	%(4)	6.74%	(1.58	)%(5)	12.06	%(6)

$44,097	$40,900	$28,960		$29,255	$28,965		$38,203

4.22%	3.12%	3.02	%(9)	2.47%	2.87%		2.72%
3.63%	2.57%	2.49	%(9)	2.25%	2.25%		2.25%
4.33%	2.80%	2.78	%(9)	0.00%	0.00%		0.00%
3.74%	2.25%	2.25	%(9)	0.00%	0.00%		0.00%

(4.21)%	0.15%	(0.97	)%(9)	0.07%	(0.63)%		(0.42)%
(2.42)%	0.28%	(0.97	)%(9)	0.07%	(0.63)%		(0.42)%

5%	6%	2	%(4)	11%	32%		29%

$14,500	$5,833	$—		$—	$—		$—
4,041	15,855	—		—	—		—
404%	1586%	—		—	—		—

Wildermuth Fund

Financial Highlights - Continued

The accompanying notes are an integral part of these financial statements.

(6)Total return would have been 11.58% absent the Capital Contribution from the Prior Investment Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(7)The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(9)Annualized.

(10)Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Prior Investment Adviser.

(11)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(12)Portfolio turnover rate was less than 0.005%.

Wildermuth Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

1. ORGANIZATION

Wildermuth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is organized as a Delaware statutory trust and commenced operations on January 2, 2015.

On June 29, 2023, the Fund, based upon the recommendation of Wildermuth Advisory LLC (“Wildermuth Advisory” or the “Prior Investment Adviser”), approved a plan of liquidation for the Fund (the “Liquidation Plan”). After considering a variety of factors, the Board of Trustees of the Fund concluded that it would be advisable and in the best interest of the Fund and its shareholders that the Fund be closed and liquidated. As a result, the Fund is no longer actively pursuing its stated investment objective, and the Fund is in liquidation. The Fund’s portfolio manager will likely increase the Fund’s assets held in cash and cash equivalents over time to prepare for an orderly liquidation. As a result, the Fund is expected to deviate from its stated investment objective, policies, and strategies.

Sales of the Fund’s shares were suspended effective June 22, 2023. In addition, effective June 29, 2023, the Fund’s quarterly repurchase offers were suspended through the final distribution of the Fund’s assets pursuant to the Liquidation Plan.

In connection with the Fund’s liquidation, shareholders will receive one or more payments representing the shareholder’s proportionate interest in the net assets of the Fund, after the Fund has paid or provided for all taxes, expenses and any other liabilities, subject to any required withholdings. While the Fund intends to proceed with the Liquidation Plan, at this time, there is no estimate of when the liquidation will be completed.

Although the Board has adopted the Liquidation Plan, the Fund cannot adopt the liquidation basis of accounting as it is set forth under ASC 205-30-15-1. Further, based on careful management and close review of the Fund’s cashflow, management does not have any concerns in relation to the Fund’s ability to continue to meet its obligations as they become due within the next 12 months and does not have substantial doubt about the Fund’s ability to continue as a going concern as it enacts the Liquidation Plan. No conditions have been noted that may give rise to a substantial doubt within one year of the financial statement issuance date.

On August 14, 2023, the Fund’s Class A shares and Class C shares were converted into Class I Shares.

Effective November 1, 2023, Wildermuth Advisory resigned as the investment adviser to the Fund and, as of the same date, the investment advisory agreement between the Fund and Wildermuth Advisory terminated. Also on November 1, 2023, Daniel Wildermuth and Carol Wildermuth each resigned as Trustees on the Board of the Fund and Mr. Wildermuth resigned as Chairman of the Board. Daniel and Carol Wildermuth also resigned from their respective positions as officers of the Fund, including Daniel Wildermuth’s resignation as the portfolio manager of the Fund.

Also on November 1, 2023, in accordance with Rule 15a-4 under the 1940 Act, the Board appointed BW Asset Management Ltd. (“BWAM”), a subsidiary of Kroll, LLC, as the interim investment adviser to the Fund pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”). At a special meeting held on February 29, 2024, shareholders voted to approve a new investment advisory agreement between the Fund and BWAM. The Fund’s management fee has changed to an annual rate of 2.0% of the Fund’s net assets as of the close of the last business day of each month. The Expense Limitation Agreement between the Fund and Wildermuth Advisory also terminated on November 1, 2023.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and follows the accounting and reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financials Services – Investment Companies.

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Investment Valuation – Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act.

As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated BWAM as the valuation designee (the “Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. BWAM may carry out its designated responsibilities as Valuation Designee through various teams and committee. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Adviser deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-U.S. dollar denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Commodity and Natural Resource Investments, Direct Real Estate, Hedge Funds, Private Equity Funds, and Private Real Estate Investments (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

basis, the Adviser will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. Investments in private equity debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value based on payment history, market conditions, collateral of underlying debt and credit quality of borrower. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by BWAM on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

In cases where investment statements as of September 30, 2024 are not available, BWAM utilizes the latest available statement and discusses with management of the underlying investment to determine if there have been material events or other information that may impact valuation. Based on that analysis and in accordance with the Trust’s valuation policies and procedures, BWAM makes a determination as to whether a change in valuation is required from the latest available statement value.

US GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2024:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient*		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Commodity & Natural Resource Investments	$—		$—	$—	$3,446,176	$3,446,176
Direct Private Equity	—		—	1,520,042	35,642,605	37,162,647
Direct Real Estate	1,320,906	(1)(5)(6)	—	—	539,552	1,860,458
Hedge Funds	—	(2)(5)(6)	—	—	—	—
Private Equity Debt	—		—	—	4,247,829	4,247,829
Private Equity Funds	106,778	(3)(5)(6)	—	—	1,374,512	1,481,290
Private Real Estate Investments	2,230,670	(4)(5)(6)	—	—	—	2,230,670
Public Non-Traded Real Estate Investment Debt	—		—	—	99,867	99,867
Warrants	—		—	—	175,403	175,403
Short-Term Investments	—		790,175	—	—	790,175
Total	$3,658,354		$790,175	$1,520,042	$45,525,944	$51,494,515

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

The following footnotes represent the Fund’s investments, valued using net asset value as a practical expedient, and their attributes as of September 30, 2024. The investments listed are grouped by security type.

(1)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Brookwood SFL Investor Co-Investment Vehicle, LLC	1,320,906	—	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A	Until Asset is Sold	No redemption rights

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

(2)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Rosebrook Opportunities Fund LP	—	747,568	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A	Up to 4 years	Up to 4 years

(3)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	EJF Sidecar Fund, Series LLC – Small Financial Equities Series	$ 106,778	—	Not Applicable	Not Applicable	Capital Gains and Dividends

Invests in equity of
small depository
institutions, including
without limitation
financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings;
(2) merger and acquisition activity; and (3) government financial reform related policies.

								Not Applicable	Up to 4 years	Up to 4 years

(4)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	ARCTRUST, Inc.	951,341	—	Annual	30 days	Capital Appreciation and Income	Development, acquisition and financing of commercial properties	3 years	Until Assets Are Sold	No redemption rights
	Cygnus Property Fund V, LLC	22,605	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Distressed debt/special situation and opportunistic real estate investments	Not Applicable	Up to 3 years	Up to 3 years
	Harbert Seniors Housing Fund I LP	785,938	—	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	Not Applicable	Up to 7 years	Up to 7 years
	Shopoff Land Fund III LP	50,680	—	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	Not Applicable	Up to 2 years	Up to 2 years
	Walton Street Real Estate Fund VIII LP	420,106	239,293	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	Not Applicable	Up to 8 years	Up to 8 years

(5)Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(6)These investments are domiciled in the United States.

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning Balance April 1, 2024	Reclassification within Level 3	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance September 30, 2024
Commodity & Natural Resource Investments	$ 3,367,069	$—	$—	$—	$—	$—	$ 79,107	$ 3,446,176
Direct Private Equity	35,481,690	—	—	—	—	—	160,915	35,642,605
Direct Real Estate	1,080,994	—	—	—	—	—	(541,442)	539,552
Private Equity Debt	7,837,971	—	617,500	(305,000)	—	—	(3,902,642)	4,247,829
Private Equity Funds	1,463,069	—	—	—	—	(40,076)	(48,481)	1,374,512
Public Non-Traded Real Estate Investment Debt	105,471	—	—	(5,604)	—	—	—	99,864
Warrants	175,542	—	—	—	—	—	(139)	175,403
	$ 49,511,806	$—	$617,500	$(310,604)	$—	$(40,076)	$(4,252,682)	$45,525,944

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of September 30, 2024 is $(4,252,682).

The following is a summary of quantitative information about significant unobservable valuation inputs determined by management for Level 3 Fair Measurements for investments held as of September 30, 2024:

Type of Level 3 Investment	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
Commodity & Natural Resource Investments	$ 2,370,865	Income Approach	Discount Rate	20 – 74%	36%	Decrease
Direct Real Estate	539,552	Market Approach	Cap Rate	9.00%	9.00%	Decrease
Private Equity
Direct Private Equity	—	Liquidation Value	Anticipated Liquidation Proceeds			N/A
	—	Income Approach	Discount Rate	100%	100%	N/A
	22,775,606	Guideline company comparison	LTM Revenue multiple	1.32x – 6.22x	5.22x	Increase
			Risk Free Rate	2.60% – 4.20%	3.12%	Increase
			Volatility	40% – 70%	61.00%	Increase
			Time to Liquidity	2 years – 3 years	2.18 years	Increase
	10,669,000	Guideline company comparison &	LTM Revenue multiple	3.3x – 9.8x	5.92x	N/A
		Option pricing method	Risk Free Rate	4.8% – 5.2%	5.06%	N/A
			Volatility	65.0% – 100%	77.0%	N/A
			Time to Liquidity	0.8 years – 1 year	0.81 years	N/A

	—	Liquidation Value	Anticipated Liquidation Proceeds			Decrease

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Type of Level 3 Investment	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
Private Equity Debt	2,023,000	Guideline company comparison &	LTM Revenue multiple	3.3x – 9.8x	6.57x	Decrease
		Option pricing method	Risk Free Rate	4.8% – 5.2%	4.93%	Decrease
			Volatility	65.0% – 100%	89.0%	Decrease
			Time to Liquidity	0.8 years – 1 year	0.94 years	Decrease

	3,007,473	Income Approach	Discount Rate	19% – 89%	50.00%	Decrease

	1,240,356	Liquidation Value	Anticipated Liquidation Proceeds			Increase

Private Equity Funds	291,946	Market Approach	Discount Rate	0.00% – 40.96%	20.48%	Decrease

Warrants	—	Guideline company comparison	Projected revenue multiple	0.00%	0.00%	N/A

	175,403	Guideline company comparison	LTM Revenue multiple	6.22x	6.22x	Increase
			Risk Free Rate	2.60%	2.60%	Increase
			Volatility	70%	70%	Increase
			Time to Liquidity	2 years	2 years	Increase

	—	Liquidation Value	Anticipated Liquidation Proceeds			N/A

The following is a summary of quantitative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of September 30, 2024:

Type of Level 3 Investment	Fair Value as of September 30, 2024	Valuation Technique
Commodity & Natural Resource Investments	$1,075,311	Face Value
Direct Private Equity	174,999	Recent Transaction Value
Private Equity Funds	1,082,566	Face Value
Public Non-Traded Real Estate Investment Debt	99,867	Face Value

Portfolio Investment Classification – The Company classifies its investments in accordance with the requirements of the 1940 Act. Under the 1940 Act, “Control Investments” are defined as investments in companies in which the Company owns more than 25% of the voting securities or maintains greater than 50% of the board representation. Under the 1940 Act, “Affiliated Investments” are defined as those non-control investments in companies in which the Company owns between 5% and 25% of the voting securities. Under the 1940 Act, “Non-affiliated Investments” are defined as investments that are neither Control Investments nor Affiliated Investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from gross investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from gross investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

differ from US GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

In connection with the Liquidation Plan, shareholders will receive one or more payments representing the shareholder’s proportionate interest in the net assets of the Fund, after the Fund has paid or provided for all taxes, expenses and any other liabilities, subject to any required withholdings.

Investment Companies – The Fund has historically obtained investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as exchange-traded funds, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other privately offered pooled investment vehicles that are not registered under the 1940 Act (collectively “Investment Funds”). Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Prior Investment Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code but rather will be taxed as a corporation.

The Fund accounts for income taxes using the asset and liability method. The expected amount of income tax to be paid or refunded during the year is current income tax expense or benefit, as applicable. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that the Fund expects will apply at the time when the deferred tax assets and liabilities are expected to be realized. Deferred tax assets are also recorded for any tax attributes, such as tax credit and net operating loss carryforwards. The Fund determines the realization of deferred tax assets by considering all positive and negative evidence available, and a valuation allowance is recorded for any deferred tax assets that are not more-likely-than-not to be realized. Any effect of change in federal and state tax rates on deferred tax assets and liabilities is recognized in income tax expense in the period that includes the enactment date.

The Fund records liabilities for uncertain income tax positions based on a two-step process. The first step is recognition, where an individual tax position is evaluated as to whether it has a likelihood of greater than 50% of being sustained upon examination based on the technical merits of the position, including resolution of any related appeals or litigation processes. For tax positions that are currently estimated to have less than a 50% likelihood of being sustained, no tax benefit is recorded. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized on ultimate settlement. The actual benefits ultimately realized may differ from the estimates. In future fiscal years, changes in facts, circumstances, and new information may require the Fund to change the recognition and measurement estimates regarding individual tax positions. Changes in recognition and measurement estimates are recorded in income tax expense and liability in the fiscal year in which such changes occur. Any interest or penalties incurred related to unrecognized tax benefits are recorded as a component of the provision for income tax expense.

Redemption Fee – For shares held for 90 days or less, the Fund will deduct a 2% redemption fee from the redemption amount if the shares are sold pursuant to the Fund’s quarterly repurchase program. Shares held longest will be treated as being repurchased first and shares held shortest as being repurchased last. The redemption fee does not apply to shares that were acquired through reinvestment of

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

distributions. Shares held for more than 90 days are not subject to the 2% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. For the year ended March 31, 2024, the Fund did not have any contributions to capital due to redemption fees.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the risk of loss due to these warranties and indemnities appears to be remote.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 2024, amounted to $456,700 and $5,605, respectively.

4. ADVISORY FEE AND FUND TRANSACTIONS

Advisory Fees – Under the advisory agreement, BWAM receives a fee of 2.00% of the Fund’s net assets as of the close of the last business day of each month. For the period of April 1, 2024 through September 30, 2024, BWAM earned $573,017 in advisory fees.

Trustees – Each Independent Trustee receives an annual cash retainer of $40,000. The chairperson of the Valuation Committee and the chairperson of the Audit Committee each receives an additional $1,250 per quarter in additional compensation for which such person serves as chair of the meeting. The officers of the Fund, including those of the Prior Investment Adviser and those related to BWAM, do not receive any compensation from the Fund.

5. FEDERAL TAX INFORMATION

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. Therefore, the Fund’s taxable income will be subject to tax at corporate rates without any deduction for distributions to shareholders. In addition, distributions generally will be taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits.

The components of income tax expense for the period ended September 30, 2024 is presented in the table below:

Current Tax Expense (Benefit)	For the period ended September 30, 2024
Federal	—
State	—
Current Tax Expense (Benefit)	—

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Deferred Tax Expense (Benefit)	For the period ended September 30, 2024
Federal	—
State	—
Deferred Tax Expense (Benefit)	—
Total Income Tax Expense (Benefit)	—

Income tax expense/(benefit) for the period ended September 30, 2024 varied from the amount computed by applying the statutory income tax rate to income before income taxes. The Fund’s federal statutory tax rate was 21 percent for the period ended September 30, 2024. A reconciliation of the expected U.S. federal income tax expense, calculated by applying the federal statutory tax rate, to the Fund’s actual income tax expense, and the effective tax rate for the period ended September 30, 2024 is presented in the following table:

	For the period ended September 30, 2024	For the period ended September 30, 2024
Federal tax (benefit) at statutory rate	(626,625)	21.00%
State tax expense (benefit)	(378,461)	4.88%
Other loss from affiliate	211,663	(2.73)%
Change in Valuation Allowance	793,423	(23.15)%
Total tax expense	—	0.00%

Significant components of the Fund’s net deferred tax assets and liabilities at September 30, 2024 is presented in the following table:

For the period ended September 30, 2024
Deferred Tax Assets:
Interest Limitation	$148,833
Unrealized (Gain)/Loss on Investments	10,318,200
Income from U.S. Partnerships	299,775
Capital Loss Carryforwards	1,082,316
Other Temporary Deferred Assets	—
State NOL Carryforwards	479,543
Federal NOL Carryforwards	1,638,283
Total Deferred Tax Assets	13,966,950
Deferred Tax Liabilities:
Unrealized (Gain)/Loss on Investments	(5,676,300)
Valuation Allowance	(8,290,650)
Total Deferred Tax Liabilities	(13,966,950)
Net Deferred Tax Asset (Liability)	—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The recording of the valuation allowance as of September 30, 2024 is primarily the result of the reduction in the fair value of investments in the current year.

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

The reduction in the fair value results in an anticipated net tax capital loss upon the disposal of Fund investments. For the period through to September 30, 2024, the change in the valuation allowance was $8,290,650

The Fund’s net operating loss carryforwards totaled $7.8 million at September 30, 2024. The net operating losses have indefinite carryforward period. In addition, the Fund had capital loss carryforwards of $4.0 million that have an indefinite carryforward period. The Fund has $0.6 million of state operating losses.

The Fund has analyzed its tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on returns filed for tax years open for the current and prior three years. The Fund identifies its major tax jurisdictions as U.S. federal and state jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund is no longer subject to U.S. federal tax examinations for tax years before December 31, 2019.

6. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund has a policy to offer shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% of the shares outstanding, unless such offer is suspended or postponed in accordance with regulatory requirements. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. Effective June 29, 2023, the Fund suspended its quarterly repurchase offers.

During the period ended September 30, 2024, the Fund did not complete any quarterly repurchase offers.

7. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith by the Valuation Designee in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2024 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Affinity Beverages, LLC	February 21, 2020	41,751	$175,000	$174,999	0.5%
ARCTRUST, Inc.	June 30, 2016	92,075	852,008	951,341	2.6%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	1,520,042	4.2%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	—	241,910	1,082,566	3.0%
Brookwood SFL Investor Co - Investment Vehicle, LLC	November 3, 2017	—	310,330	1,320,906	3.6%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	994,286	986,330	2.7%
Clear Guide Medical Series A-5 Preferred Shares	August 15, 2022	157,563	750,000	1,513,000	4.2%
Clear Guide Medical Series A-4 Preferred Shares	January 6, 2022	56,180	250,000	510,000	1.4%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	4,894,000	13.5%

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	$500,000	$921,000	2.5%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,423	3,085,394	4,854,000	13.4%
Clearsense, LLC - Common Shares	February 20, 2019	2,378,888	9,799,865	308,000	0.8%
Catalyst Resources,, LLC	December 14, 2018	1,976,034	1,976,034	720,496	2.0%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 01/01/2031	June 22, 2021	99,866	99,865	99,867	0.3%
Cygnus Property Fund V, LLC	October 30, 2018	—	—	22,605	0.1%
DSI Digital, LLC - Common Units	April 26, 2021	2,074,115	1,000,000	—	0.0%
DSI Digital, LLC - Convertible Note, 8.00%, 03/31/2025	March 24, 2021	6,015,000	6,015,000	—	0.0%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	$5,791,621	$8,560,000	—	0.0%
DSI Common Warrants	February 28, 2023	1,168,527	—	—	0.0%
DSI Promissory Note		715,001	715,000	733,972	2.0%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	—	152,569	106,778	0.3%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	291,946	0.8%
Gravity Ranch Fund I LP	June 13, 2017	500	500,000	—	0.0%
Harbert Seniors Housing Fund I LP	February 24, 2017	—	1,142,592	785,938	2.2%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	539,552	1.5%
Level ATI HoldCo, LLC - Class A	September 10, 2018	—	1,690,000	4,324,396	11.9%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,897,000	8.0%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	1,374,000	3.8%
Midcon Holdco Partners, LLC	December 29, 2020	182	159,883	88,981	0.2%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	—	0.0%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 06/27/2025	August 9, 2024	301,700	301,700	256,384	0.7%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 09/30/2024	April 30, 2021	6,638,250	6,638,250	250,000	0.7%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/01/2023	October 2,2020	2,500,000	2,500,000	—	0.0%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	—	0.0%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	—	0.0%
Rosebrook Opportunities Fund LP	February 2, 2017	—	994,053	—	0.0%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 01/21/2028	February 6, 2018	1,442	—	—	0.0%
Sequin, Inc. - Convertible Note, 8.00%, 12/31/2024	July 22, 2020	2,098,889	2,098,889	854,624	2.3%
Sequin, Inc. - Convertible Note, 12.00%, 12/31/2025	May 30, 2023	400,000	400,000	147,380	0.4%
Sequin, Inc., Exercise Price $0.001, Expiration Date 03/30/2026	March 31, 2021	6,410	—	—	0.0%
Sequin, Inc. - Promissory Note, 12.00%, 12/31/2025	March 31, 2021	250,000	250,000	81,760	0.2%
Shopoff Land Fund III LP	April 28, 2015	56	34,846	50,680	0.1%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2023	July 22, 2020	2,033,611	2,033,611	1,451,790	4.0%
Thunder Investment Partners, LLC	November 2, 2018	2,066,031	2,066,031	1,650,369	4.5%
Walton Street Real Estate Fund VIII LP	May 24, 2017	—	$ 131,149	420,106	1.2%
Waratek, Ltd. - Common Shares	November 24, 2021	7,627,254	3,191,374	7,797,468	21.4%

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	June 5, 2018	172,792	$—	$175,403	0.5%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,651,465	7.3%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,423,277	9.4%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	—	426,040	—	0.0%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 6/30/2023	August 14, 2020	4,436,896	4,010,856	471,919	1.3%
			$86,653,821	$50,704,340

8. INVESTMENTS IN AFFILIATED ISSUERS

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance April 1, 2024	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value September 30, 2024	Investment Income
Clear Guide Medical, Inc. - Series A Preferred Stock	$4,894,000	$—	$—	$—	$—	$—	$4,894,000	$—
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	921,000	—	—	—	—	—	921,000	—
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	4,854,000	—	—	—	—	—	4,854,000	—
Clear Guide Medical, Inc. - Series A-4 Preferred Stock	510,000	—	—	—	—	—	510,000
Clear Guide Medical, Inc. - Series A-5 Preferred Stock	1,513,000	—	—	—	—	—	1,513,000	—
DSI Digital, LLC - Common Units(1)	—	—	—	—	—	—	—	—
DSI Digital, LLC - Convertible Note, 8.00%, 03/31/2025(1)	2,855,442	305,000	(305,000)	(2,855,442)	—	—	—	—
DSI Digital, LLC - Series A Convertible Preferred Units(1)	—	—	—	—	—	—	—	—
DSI Digital, LLC DSI Promissory Note	380,890	305,000	—	48,082	—	—	733,972	—
DSI Digital, Exercise Price 0.01, Expiration Date 03/28/2025(1)	—	—	—	—	—	—	—	—
LaGrange Senior Living, LLC - Class A Interests(1)	1,080,994	—	—	(541,442)	—	—	539,552	21,304
Level ATI HoldCo, LLC - Class A(1)	4,324,396	—	—	—	—	—	4,324,396	—
Reach Enterprises, Inc. - Common Units(1)	—	—	—	—	—	—	—	—
Reach Enterprises, Inc. - Convertible Note - 8.00%, 09/30/2024(1)	250,000	144,200	(144,200)	—	—	—	250,000	—
Reach Enterprises, Inc. - Convertible Note - 12.00%, 10/01/2023(1)	250,000	—	—	(250,000)	—	—	—	—
Reach Enterprises, Inc. - Series Seed-1 Preferred Units(1)	—	—	—	—	—	—	—	—
Reach Enterprises, Inc. - Series Seed-2 Preferred Units(1)	—	—	—	—	—	—	—	—

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Security Description	Beginning balance April 1, 2024	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value September 30, 2024	Investment Income
Reach Enterprises, Inc. – Convertible Note – 8.00%, 06/27/2025(1)	$—	$301,700	$—	$(45,316)	$—	$—	$256,384	$—
Rosebrook Opportunities Fund LP(1)	—	—	—	—	—	—	—	—
Sequin, Inc. - Convertible Note	917,357	—	—	(62,733)	—	—	854,624	—
Sequin, Inc. - Promissory Note	90,787	—	—	(9,027)	—	—	81,760	15,250
Sequin, Inc., Convertible Note, 12%, 05/30/2024	126,586	—	—	20,794	—	—	147,380	24,400
Sequin, Inc., Exercise Price $0.001, Expiration Date 03/30/2026	—	—	—	—	—	—	—	—
Thunder Investment Partners, LLC(1)	1,657,629	—	—	(7,260)	—	—	1,650,369	4,160
Waratek, Ltd. - Common Shares(1)	7,721,437	—	—	76,031	—	—	7,797,468	—
Waratek, Ltd. - Series B-1(1)	2,625,957	—	—	25,508	—	—	2,651,465	—
Waratek, Ltd. - Series B-2(1)	3,363,901	—	—	59,376	—	—	3,423,277	—
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028(1)	173,697	—	—	1,706	—	—	175,403	—
WG Pitts Caribbean, LLC - Common Units(1)	—	—	—	—	—	—	—	—
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 6/30/2023(1)	471,919	—	—	—	—	—	471,919	—
	38,982,992	1,055,900	$(449,200)	$(3,539,723)	$ —	$ —	$36,049,969	$65,114

(1)Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital.

9. COMMITMENTS

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2024, the Fund had unfunded commitments in the amount of $1,356,585. BWAM monitors capital call activity and regularly reviews the Fund’s cash position. In the event the Fund receives a capital call, BWAM will analyze the Fund’s cash position and will consider whether to liquidate portfolio positions to satisfy the capital commitment. Below is a summary of unfunded commitments per security.

Investment	Total Commitment	Unfunded Commitment
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	$3,000,000	$369,724
Rosebrook Opportunities Fund LP	3,000,000	747,568
Walton Street Real Estate Fund VIII LP	1,000,000	239,293
	$7,000,000	$1,356,585

10. LINE OF CREDIT

The Fund has two outstanding bank lines of credit. One line of credit is for $10,000,000, and the second line of credit is for $4,500,000. The Fund used the lines of credit to fund short-term portfolio cash needs. With respect to the $10,000,000 line of credit, the Fund pays interest on it, which is charged at the floating Wall Street Journal Prime Rate, with a rate floor of 3.50% and a setup fee 0.50% of the initial loan amount. During the period ended September 30, 2024, the average principal balance, maximum outstanding balance, and average interest rate on the $10,000,000 loan were approximately $9,998,680, $9,999,954, and 8.47% per annum, respectively. The line of credit is collateralized by the assets of the Fund. As of September 30, 2024, the principal outstanding balance was $9,998,652 at an interest rate of 8.00% per annum. With respect to the $4,500,000 line of credit, the Fund pays an interest rate floor of 5.00%. For

Wildermuth Fund

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

the period ended September 30, 2024, the average principal balance, maximum outstanding balance, and average interest rate were approximately $4,499,995, $4,500,000, and 8.47% per annum, respectively. As of September 30, 2024, the principal outstanding balance was $4,499,995 at an interest rate of 8.00% per annum on the secondary line of credit. Expenses for the loans are paid by the Fund. For the period ended September 30, 2024, the Fund paid $632,297 in aggregate interest and borrowing costs.

The lines of credit matured on December 25, 2024, however a further extension was granted to February 25, 2025. The Fund remains in close contact with the bank, and based on recent discussions with them, management is confident that a further extension will be granted. Based on careful management and close review of the Fund’s cashflow, management does not have any concerns in relation to the Fund’s ability to continue to meet its obligations as they become due within the next 12 months and does not have substantial doubt about the Fund’s ability to continue as a going concern. No conditions have been noted that may give rise to a substantial doubt within one year of the financial statement issuance date.

11. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. On October 15, 2024, the Fund sold Harbert Seniors Housing Fund I LP. In January 2025, the Fund received the final liquidation proceeds from its investment in Cygnus Property Fund V, LLC (“Cygnus”). As a result, the investment in Cygnus is now closed and no further distributions or activities related to this investment are expected. On January 24, 2025, The Board of Trustees of the Wildermuth Fund approved for the Fund to enter into an agreement with Charles Schwab & Co., Inc. (“Schwab”), to provide necessary sub-transfer agent services with respect to Fund shares that are held by Schwab in an omnibus account for a fee at the annual rate of 0.10% (the “Schwab Agreement”) of the value of such shares. The Board further approved the payment to Schwab of a fee equal to an annual rate of 0.15% on the value of Fund shares held by Schwab between November 1, 2023, through August 31, 2024 for sub-transfer agent services provided by Schwab with respect to such shares during the period.

Wildermuth Fund

Additional Information

September 30, 2024 (Unaudited)

Proxy Voting Policy — Information regarding how the Fund votes proxies relating to portfolio securities for the year ended March 31, 2024 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-445-6032 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-445-6032.

Wildermuth Fund

Privacy Policy

September 30, 2024 (Unaudited)

1.  POLICY

Wildermuth Fund (the “Fund”) is committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the Fund’s privacy policy (the “Policy”). This Policy’s terms apply both to our current shareholders and to former shareholders as well.

2.  HOW WE PROTECT YOUR INFORMATION

We are committed to maintaining the privacy of our shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

3.  WHAT KIND OF INFORMATION WE COLLECT

The Fund may collect nonpublic personal information regarding investors from sources such as the following:

•Account Applications and other forms, which may include a shareholder’s name, address, social security number and/or personally identifiable financial information;

•Account History, including information about a shareholder’s losses or gains; and

•Correspondence and Communication, with the Fund’s representatives and their affiliates.

4.  WHO HAS ACCESS TO SHAREHOLDER INFORMATION

We do not disclose any non-public personal information about our shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to provide services to shareholders (for example, to a transfer agent, investment adviser or third party administrator). We restrict access to non-public personal information about our shareholders to Fund personnel and employees of Fund service providers with a legitimate business need for the information. We will maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders.

Third parties that handle this information shall agree to follow the standards the Fund has established.

5.  UPDATING YOUR INFORMATION

To help us keep your information up-to-date and accurate, please contact the Fund if there is any change in your personal information.

Investment Adviser

BW Asset Management, Ltd.
Strathvale House, 3rd Floor
PO Box 30847
90 North Church Street
George Town, Grand Cayman, KY1-1204, Cayman Islands

This material must be preceded or accompanied by a prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained within the Fund’s Prospectus, which can be obtained by calling (888) 445-6032, or by visiting our website www.wildermuthfund.com. The Fund’s Prospectus should be read carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Included in Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is a closed-end management investment company.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is a closed-end management investment company.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is a closed-end management investment company.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is a closed-end management investment company.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no affiliated purchases of equity securities by the Fund during the period ended September 30, 2024.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Fund

/s/ Mitchell Mansfield
By: Mitchell Mansfield
Principal Executive Officer

Date: March 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Mitchell Mansfield
By: Mitchell Mansfield
Principal Executive Officer

Date: March 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Mitchell Mansfield
By: Mitchell Mansfield
Treasurer and Chief Financial Officer

Date: March 3, 2025